Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Financing Receivables
Summary of the components of financing receivables

($ in millions)
	Client Financing Receivables
	Client Loan and	Investment in
	Installment Payment	Sales-Type and	Commercial
	Receivables/	Direct Financing	Financing
At December 31, 2020:	(Loans)	Leases	Receivables	Total
Financing receivables, gross	$12,159	$4,001	$2,419	$18,580
Unearned income	(488)	(335)	0	(823)
Residual value*	—	485	—	485
Amortized cost	$11,671	$4,151	$2,419	$18,242
Allowance for credit losses	(173)	(82)	(8)	(263)
Total financing receivables, net	$11,498	$4,069	$2,411	$17,979
Current portion	$6,955	$1,525	$2,411	$10,892
Noncurrent portion	$4,542	$2,544	$—	$7,086

* Includes guaranteed and unguaranteed residual value.

($ in millions)
	Client Financing Receivables
	Client Loan and	Investment in
	Installment Payment	Sales-Type and	Commercial
	Receivables/	Direct Financing	Financing
At December 31, 2019:	(Loans)	Leases	Receivables	Total
Financing receivables, gross	$13,592	$6,077	$3,836	$23,504
Unearned income	(570)	(509)	(4)	(1,083)
Recorded investment	$13,022	$5,567	$3,831	$22,421
Allowance for credit losses	(138)	(72)	(11)	(221)
Unguaranteed residual value	—	652	—	652
Guaranteed residual value	—	53	—	53
Total financing receivables, net	$12,884	$6,199	$3,820	$22,904
Current portion	$8,037	$2,334	$3,820	$14,192
Noncurrent portion	$4,847	$3,865	$—	$8,712

Schedule of financing receivables and allowance for credit losses by class

($ in millions)
At December 31, 2020:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$7,758	$5,023	$3,042	$15,822
Allowance for credit losses
Beginning balance at December 31, 2019	$120	$54	$36	$210
Adjustment for adoption of new standard	21	15	5	41
Beginning balance at January 1, 2020	$142	$69	$41	$252
Write-offs	(28)	(3)	(3)	(34)
Recoveries	0	0	2	3
Additions/(releases)	33	5	(4)	34
Other*	(6)	6	1	1
Ending balance at December 31, 2020	$141	$77	$37	$255

* Primarily represents translation adjustments.

($ in millions)
At December 31, 2019:	Americas	EMEA	Asia Pacific	Total
Recorded investment
Lease receivables	$3,419	$1,186	$963	$5,567
Loan receivables	6,726	3,901	2,395	13,022
Ending balance	$10,144	$5,087	$3,359	$18,590
Recorded investment, collectively evaluated for impairment	$10,032	$5,040	$3,326	$18,399
Recorded investment, individually evaluated for impairment	$112	$47	$32	$191
Allowance for credit losses
Beginning balance at January 1, 2019
Lease receivables	$53	$22	$24	$99
Loan receivables	105	43	32	179
Total	$158	$65	$56	$279
Write-offs	(42)	(3)	(18)	(63)
Recoveries	1	0	1	2
Additions/(releases)	5	(7)	(3)	(5)
Other*	(1)	0	(1)	(2)
Ending balance at December 31, 2019	$120	$54	$36	$210
Lease receivables	$33	$23	$16	$72
Loan receivables	$88	$31	$20	$138
Related allowance, collectively evaluated for impairment	$25	$11	$4	$39
Related allowance, individually evaluated for impairment	$96	$43	$32	$171

* Primarily represents translation adjustments.

Schedule of past due financing receivables

($ in millions)
				Amortized		Billed	Amortized
	Total	Amortized		Cost		Invoices	Cost
	Amortized	Cost		> 90 Days and		> 90 Days and	Not
At December 31, 2020:	Cost	> 90 Days	(1)	Accruing	(1)	Accruing	Accruing	(2)
Americas	$7,758	$295		$200		$12	$96
EMEA	5,023	119		28		5	95
Asia Pacific	3,042	42		12		4	32
Total client financing receivables	$15,822	$456		$241		$20	$223

(1)	At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.
(2)	Of the amortized cost not accruing, there is a related allowance of $178 million. Financing income recognized on these receivables was immaterial for the year ended December 31, 2020.

($ in millions)
				Recorded		Billed	Recorded
	Total	Recorded		Investment		Invoices	Investment
	Recorded	Investment		> 90 Days and		> 90 Days and	Not
At December 31, 2019:	Investment	> 90 Days	(1)	Accruing	(1)	Accruing	Accruing	(2)
Americas	$3,419	$187		$147		$11	$41
EMEA	1,186	28		13		2	17
Asia Pacific	963	19		7		1	11
Total lease receivables	$5,567	$234		$168		$14	$69
Americas	$6,726	$127		$71		$11	$72
EMEA	3,901	77		8		3	72
Asia Pacific	2,395	26		6		2	21
Total loan receivables	$13,022	$231		$85		$15	$166
Total	$18,590	$465		$253		$29	$235

(1)	At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.
(2)	Of the recorded investment not accruing, $191 million is individually evaluated for impairment with a related allowance of $171 million. Financing income on these receivables was immaterial for the year ended December 31, 2019.

Schedule of amortized cost/net recorded investment by credit quality indicator

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2020:	Aaa - Baa3	Ba1 - D	Aaa - Baa3	Ba1 - D	Aaa - Baa3	Ba1 - D
Vintage year:
2020	$2,818	$1,449	$1,513	$1,427	$958	$351
2019	988	623	668	519	564	123
2018	829	360	329	245	419	167
2017	285	154	70	128	205	52
2016	90	52	33	46	114	33
2015 and prior	28	81	22	22	38	18
Total	$5,038	$2,720	$2,635	$2,387	$2,298	$743

($ in millions)
	Lease Receivables			Loan Receivables
At December 31, 2019:	Americas	EMEA	Asia Pacific	Americas	EMEA	Asia Pacific
Credit rating
Aaa—Aa3	$465	$54	$43	$1,028	$193	$189
A1—A3	750	181	454	1,186	395	892
Baa1—Baa3	955	409	147	1,882	1,527	619
Ba1—Ba2	746	326	154	1,513	921	388
Ba3—B1	215	140	101	471	564	205
B2—B3	242	50	47	522	253	72
Caa—D	13	2	2	36	18	10
Total	$3,385	$1,162	$947	$6,638	$3,871	$2,376